Capital Adequacy (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Capital Adequacy [Line Items]
Minimum regulatory capital requirement	$ 160,000,000	$ 152,000,000
Capital requirement	40,400,000	24,000,000
Minimum liquidity requirement	66,000,000	17,700,000
Net tangible assets	4,400,000	4,800,000
Europe [Member]
Capital Adequacy [Line Items]
Capital requirement	348,000,000	300,000,000
Minimum liquidity requirement	5,200,000	5,300,000
Liquidity requirement	283,000,000	182,000,000
UK [Member]
Capital Adequacy [Line Items]
Capital requirement	59,100,000	38,100,000
Liquidity requirement	87,000,000	53,200,000
Aus [Member]
Capital Adequacy [Line Items]
Capital requirement	16,700,000	19,500,000
PRU [Member]
Capital Adequacy [Line Items]
Capital requirement	7,000,000
ME [Member]
Capital Adequacy [Line Items]
Capital requirement	14,400	7,800
USA [Member]
Capital Adequacy [Line Items]
Capital requirement	25,900,000	$ 24,700,000
Net amount	$ 1,000,000